Selling, general and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Sales and marketing expense	€ 13,491	€ 9,422	€ 9,503
Other administrative expenses	142,699	96,023	67,356
Selling, general and administrative expense
Expenses
Depreciation and amortisation expense	€ 38,025	€ 24,957	€ 19,840